OPERATING SEGMENTS - Summary of revenue and assets by geographical area wise (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	R$ 40,164,687	R$ 36,921,980	R$ 14,444,690
Non-current assets	42,998,613	42,182,777	11,754,455
Asia [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	3,719,131	2,929,063	782,940
Non-current assets	1,216,942	768,878
North America [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	6,227,104	5,120,953	1,750,957
Non-current assets	6,459,026	5,939,728
Mexico [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	3,879,033	3,205,609	767,361
Non-current assets	3,640,644	3,263,833
Other [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	2,348,070	1,915,344	983,596
Non-current assets	2,818,382	2,675,896
South America [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	17,436,131	16,484,363	8,340,025
Non-current assets	14,250,548	14,810,020
Brazil [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	10,481,869	11,113,810	6,324,227
Non-current assets	11,953,325	12,159,245
Argentina [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	2,973,638	1,999,461	794,749
Non-current assets	1,036,205	1,041,392
Other [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	3,980,624	3,371,092	1,221,049
Non-current assets	1,261,018	1,609,383
Europe [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	11,771,601	11,580,586	2,909,968
Non-current assets	19,276,178	19,615,198
United Kingdom [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	4,187,200	4,117,699	2,115,385
Non-current assets	12,162,597	17,059,017
Other [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	7,584,402	7,462,887	794,583
Non-current assets	7,113,581	2,556,181
Oceania [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
NET REVENUE	1,010,721	807,015	R$ 660,800
Non-current assets	R$ 1,795,919	R$ 1,048,953